ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACQUISITIONS.
Fair values of the net assets acquired

The following table summarizes the final fair values of the net assets acquired as of the December 30, 2020 acquisition date:

(in millions)	SaneChem
Cash and cash equivalents	$2.1
Trade receivables	2.0
Inventories	1.4
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.7
Other non-current assets	0.1
Intangible assets	10.1
Accounts payable	(0.9)
Other current liabilities	(0.8)
Deferred taxes	(1.8)
Net assets acquired before goodwill on acquisition	13.0
Goodwill on acquisition	8.6
Net assets acquired	$21.6

The following table summarizes the final fair values of the net assets acquired as of the July 1, 2020 acquisition date:

(in millions)	Wypetech
Cash and cash equivalents	$0.6
Trade receivables	2.1
Inventories	1.5
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.6
Intangible assets	9.5
Accounts payable	(4.0)
Other current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	10.3
Goodwill on acquisition	22.0
Net assets acquired	$32.3

The following table summarizes the preliminary fair values of the net assets acquired as of the December 30, 2020 acquisition date:

(in millions)
Cash and cash equivalents	$2.3
Trade receivables	1.6
Inventories	1.7
Accounts payable	(1.0)
Other current liabilities	(0.6)
Other non-current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	3.9
Goodwill on acquisition	17.9
Net assets acquired	$21.8

The following table summarizes the final fair values of the net assets acquired as of the July 1, 2020 acquisition date:

(in millions)
Cash and cash equivalents	$0.6
Trade receivables	2.1
Inventories	1.5
Prepaid expenses and other current assets	0.1
Property, plant and equipment	0.6
Intangible assets	9.5
Accounts payable	(4.0)
Other current liabilities	(0.1)
Net assets acquired before goodwill on acquisition	10.3
Goodwill on acquisition	22.0
Net assets acquired	$32.3

The following table summarizes the finalized fair values of the net assets acquired as of the April 16, 2018 acquisition date:

(in millions)
Cash and cash equivalents	$2.1
Trade receivables	17.4
Other receivables	0.7
Inventories	9.3
Prepaid expenses and other current assets	1.1
Property and equipment	7.3
Identifiable intangible assets	74.4
Other non-current assets	10.6
Accounts payable	(17.7)
Other current liabilities	(4.2)
Deferred income taxes, net	(14.4)
Other non-current liabilities	(0.8)
Net assets acquired before goodwill on acquisition	85.8
Goodwill on acquisition	47.8
Net assets acquired	$133.6